FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Investment Securities		$ 4,197	$ 0
Fair Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels			935,800
Goodwill			0
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		49,327	58,359
Investment in Associate		0	11,992
Investment Securities		4,197	0
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Credit Facility	[1]	(313,400)	(391,641)
Vessel financing Newbuildings	[1]	(127,140)	0
Fair Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels		0	100,000	[2]
Fair Value [Member] | Level 3 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Goodwill		0	0	[3]
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		49,327	58,359
Investment in Associate		0	12,164
Investment Securities		4,197	0
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Credit Facility	[1]	(313,400)	(391,641)
Vessel financing Newbuildings	[1]	(127,140)	0
Carrying Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels		0	100,000	[2]
Carrying Value [Member] | Level 3 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Goodwill		$ 0	$ 0	[3]

[1]	The Credit Facility and Vessel financing Newbuildings carry a floating LIBOR interest rate, plus a margin and the fair value is assumed to equal the carrying value.
[2]	Vessels measured at fair value were includes as part of the Vessels balance of $935.8 million in our consolidated balance sheet as of December 31, 2017
[3]	Goodwill was written down to zero as of December 31, 2017. The most important assumptions and estimates applied by us in the goodwill impairment assessment included estimated future cash flows from our vessel operations, which is mainly driven by estimated daily time charter equivalents (TCE), operating expenses and the discount rate. The estimated future cash flows for revenues and operating expenses applied in the goodwill impairment model were aligned with the cash flows applied in the vessel impairment model.